Securitizations and Variable Interest Entities, Cash Inflows (Outflows) From Sales and Securitization Activity (Details) - Mortgage loans [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash Flow Securitizations [Abstract]
Proceeds from securitizations and whole loan sales	$ 186,615	$ 193,721	$ 228,282
Fees from servicing rights retained	3,149	3,337	3,352
Cash flows from other interests held	468	698	2,218
Servicing advances, net of repayments	187	154	269
Government insured loans [Member]
Cash Flow Securitizations [Abstract]
Repurchases of assets/loss reimbursements	(6,168)	(7,775)	(8,600)
Agency securitizations [Member]
Cash Flow Securitizations [Abstract]
Repurchases of assets/loss reimbursements	(95)	(96)	(92)
Non-agency securitizations and whole loan transactions [Member]
Cash Flow Securitizations [Abstract]
Repurchases of assets/loss reimbursements	$ (4,441)	$ (3)	$ (12)